Net Other Operating (Income) Losses (Details) - CAD CAD in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of types of insurance contracts [line items]
Alberta off-coal agreement, annual cash payments, gross			CAD 40		CAD 0	CAD 0
Alberta off-coal agreement, annual cash payments, net			37
Mississauga cogeneration facility NUG Contract			9	CAD 191	0
Discounted revenue				207
Contract expenses and termination charges				16
Accelerated depreciation				46
Cash Flow Hedge Unrealized Gains (Losses) From AOCI Recognized in Profit or Loss				14
Repayment of economic benefit		CAD 31		27
Professional fees expense				4
Administrative penalty				25
Payment of administrative penalty	CAD 25
Insurance recoveries			0	3	31
Market Surveillance Administrator Agreement settlement			CAD 0	0	56
Business interruption [member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries				2	6
Wind Generation | Replacement and Refurbishment [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries				CAD 1
Coal generation | Replacement and Refurbishment [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries					7
Hydro | Replacement and Refurbishment [Member]
Disclosure of types of insurance contracts [line items]
Insurance recoveries					18
Hydro | Operations, maintenance, and administration
Disclosure of types of insurance contracts [line items]
Insurance recoveries					CAD 12